Other non-financial assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Other current non-financial assets	$ 29,330,418	$ 15,278,558
Other non-current non-financial assets	8,266,355	8,479,668
Insurance paid [Member]
Statement [Line Items]
Other current non-financial assets	3,731,652	3,279,763
Other non-current non-financial assets	0	0
Advertising [Member]
Statement [Line Items]
Other current non-financial assets	12,043,766	8,467,220
Other non-current non-financial assets	7,884,438	7,436,606
Advances to suppliers [Member]
Statement [Line Items]
Other current non-financial assets	11,126,150	1,495,893
Other non-current non-financial assets	0	0
Prepaid expenses [Member]
Statement [Line Items]
Other current non-financial assets	1,372,181	1,138,498
Other non-current non-financial assets	228,728	885,281
Guarantees paid [Member]
Statement [Line Items]
Other current non-financial assets	11,153	11,153
Other non-current non-financial assets	149,284	142,232
Consumables [Member]
Statement [Line Items]
Other current non-financial assets	683,951	462,362
Other non-current non-financial assets	0	0
Dividends receivable [Member]
Statement [Line Items]
Other current non-financial assets	361,565	423,669
Other non-current non-financial assets	0	0
Other Non financial Assets [Member]
Statement [Line Items]
Other current non-financial assets	0	0
Other non-current non-financial assets	3,905	15,549
Advances Total [Member]
Statement [Line Items]
Other current non-financial assets	28,273,749	14,381,374
Other non-current non-financial assets	8,113,166	8,321,887
Other Asset Total [Member]
Statement [Line Items]
Other current non-financial assets	1,056,669	897,184
Other non-current non-financial assets	$ 153,189	$ 157,781